PRIVATE PLACEMENT - Additional Information (Detail) - USD ($)			9 Months Ended	12 Months Ended
	Nov. 29, 2017	Nov. 22, 2017	Sep. 30, 2020	Dec. 31, 2019
Gross proceeds from sale of additional units	$ 9,225,000
Private placement description			The Initial Stockholders have agreed not to transfer, assign or sell any of the Founder’s Shares until the earlier of (i) one year after the date of the consummation of a Business Combination, or (ii) with respect to 50% of the Founder Shares, the date on which the closing price of the Company’s common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after a Business Combination, or earlier, in each case, if subsequent to a Business Combination, the Company consummates a subsequent liquidation, merger, stock exchange, reorganization or other similar transaction which results in all of the Company’s stockholders having the right to exchange their common stock for cash, securities or other property.	The Initial Stockholders have agreed not to transfer, assign or sell any of the Founder’s Shares until the earlier of (i) one year after the date of the consummation of a Business Combination, or (ii) with respect to 50% of the Founder Shares, the date on which the closing price of the Company’s common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after a Business Combination, or earlier, in each case, if subsequent to a Business Combination, the Company consummates a subsequent liquidation, merger, stock exchange, reorganization or other similar transaction which results in all of the Company’s stockholders having the right to exchange their common stock for cash, securities or other property.
Exercise price		$ 11.50	$ 0.01	$ 0.01
Private Placement
Share sold during period		250,000
Sale of stock price	$ 10.00	$ 10.00
Gross proceeds		$ 2,500,000
Sale of additional units	22,500
Gross proceeds from sale of additional units	$ 225,000
Private placement description	Each Private Placement Unit consists of one share of common stock ("Placement Share"), one right ("Placement Right") and one-half of one warrant (each, a "Placement Warrant"), each whole Placement Warrant exercisable to purchase one share of common stock at an exercise price of $11.50.
Exercise price	$ 11.50